SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT AND GEOGRAPHICAL INFORMATION [Abstract]
Summary of Operating Results by Segment

		Airport
		Security
		and Other
		Aviation
	Corporate	Services	Technology	Total
Year ended December 31, 2013:
Revenue	$-	$125,336	$367	$125,703
Depreciation and amortization	2	671	91	764
Income (loss) from continuing
operations	(3,938)	2,341	(3,689)	(5,286)
Total assets from continuing
operations	447	27,895	488	28,830

Year ended December 31, 2012:
Revenue	$-	$96,349	$401	$96,750
Depreciation and amortization	3	631	55	689
Loss from continuing operations	(3,268)	(1,343)	(3,304)	(7,915)
Total assets from continuing
operations	411	20,480	438	21,329

Year ended December 31, 2011:
Revenue	$-	$92,845	$495	$93,340
Depreciation and amortization	7	554	41	602
Loss from continuing operations	(527)	(279)	(3,998)	(4,804)

Revenue by country is summarized as follows:

Schedule of Revenues by Geographic Area
	Year Ended December 31,
	2013	2012	2011

United States	$41,565	$36,866	$35,770
The Netherlands	56,631	48,284	47,516
Germany	13,002	-	-
Other	14,505	11,600	10,054
Total	$125,703	$96,750	$93,340

Schedule of Property and Equipment, Net by Geographic Regions
	December 31,
	2013	2012

United States	$440	$521
The Netherlands	579	762
Germany	121	-
Other	352	296
Total	$1,492	$1,579